RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Amounts due from and to related parties, excluding direct financing lease balances
The Consolidated Balance Sheets include the following amounts due from and to related parties and associated companies, excluding investment in direct financing lease balances (Refer to Note 16: Investments in sales-type leases, direct financing leases and leaseback assets).

(in thousands of $)	2019	2018
Amounts due from:
Frontline Shipping	2,948	1,225
Frontline	6,708	8,430
Seadrill	51	223
SFL Linus	7,392	21,718
SFL Deepwater	1,246	—
SFL Hercules	3,423	10,125
Golden Ocean	627	50
Other related parties	4	—
Total amount due from related parties	22,399	41,771
Loans to related parties - associated companies, long-term
SFL Deepwater	113,000	109,144
SFL Hercules	80,000	80,000
SFL Linus	121,000	121,000
Total loans to related parties - associated companies, long-term	314,000	310,144
Long-term receivables from related parties
Frontline	9,171	11,170
Frontline Shipping	4,445	4,446
Total long-term receivables from related parties	13,616	15,616
Amounts due to:
Frontline Shipping	3,884	1,125
Frontline	47	125
Golden Ocean	—	91
Other related parties	49	8
Total amount due to related parties	3,980	1,349

Summary of leasing revenues earned from related parties
A summary of leasing revenues and repayments from Frontline Shipping and Golden Ocean is as follows:

(in millions of $)	2019	2018	2017
Operating lease income	51.1	53.3	59.4
Direct financing lease interest income	3.8	9.6	16.4
Direct financing lease service revenue	9.9	22.1	35.0
Direct financing lease repayments	7.9	16.8	25.1
Profit share	5.6	1.8	5.8

Schedule of Related Party Transactions
In addition to leasing revenues and repayments, the Company incurred fees with related parties. The Company operates the Suezmax tankers Glorycrown and Everbright in the spot market and pays Frontline and its subsidiaries, a management fee of 1.25% of chartering revenues. The Company paid fees to Frontline Management for administrative services, including corporate services, and fees to Seatankers for the provision of advisory and support services. The Company also paid fees to Seatankers Management Norway AS for the provision of office facilities in Oslo, fees to Frontline Corporate Services Ltd for the provision of office facilities in London and Golden Ocean for administrative services.

	Year ended
(in thousands of $)	December 31, 2019	December 31, 2018	December 31, 2017
Frontline:
Vessel Management Fees	11,758	24,033	36,536
Newbuilding Supervision Fees	—	—	979
Commissions and Brokerage	291	287	269
Administration Services Fees	201	323	335
Golden Ocean:
Vessel Management Fees	20,440	20,440	20,440
Operating Management Fees	894	793	738
Administration Services Fees	30	—	—
Seatankers:
Administration Services Fees	739	290	82
Office Facilities:
Seatankers Management Norway AS	104	108	105
Frontline Management AS	198	185	136
Frontline Corporate Services Ltd.	212	166	173